TRADE AND OTHER RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging of Trade Receivables [Line Items]
Expected loss rate, %
Trade receivables, net	$ 36	$ 40
Trade receivables
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	54	55
Expected credit losses
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	$ (18)	$ (15)	$ (14)
Current
Schedule of Aging of Trade Receivables [Line Items]
Expected loss rate, %	3.00%	3.00%
Trade receivables, net	$ 30	$ 34
Current | Trade receivables
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	31	35
Current | Expected credit losses
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	$ (1)	$ (1)
30 days
Schedule of Aging of Trade Receivables [Line Items]
Expected loss rate, %	0.00%	0.00%
Trade receivables, net	$ 4	$ 4
30 days | Trade receivables
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	4	4
30 days | Expected credit losses
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net
Between 31 and 120 days
Schedule of Aging of Trade Receivables [Line Items]
Expected loss rate, %	33.00%	33.00%
Trade receivables, net	$ 2	$ 2
Between 31 and 120 days | Trade receivables
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	3	3
Between 31 and 120 days | Expected credit losses
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	$ (1)	$ (1)
> 120 days
Schedule of Aging of Trade Receivables [Line Items]
Expected loss rate, %	100.00%	100.00%
Trade receivables, net
> 120 days | Trade receivables
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	16	13
> 120 days | Expected credit losses
Schedule of Aging of Trade Receivables [Line Items]
Trade receivables, net	$ (16)	$ (13)